LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS
10.	LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS
Long-term prepayments, deposits and other assets consisted of the following:

	December 31,
	2022	2021
Long-term prepayments	$31,191	$24,978
Deferred financing costs, net	27,218	35,987
Deferred rent assets	25,904	30,647
Advance payments for construction costs	25,602	27,993
Deposits for acquisition of property and equipment	19,494	20,332
Other long-term assets and other	19,298	23,677
Other deposits	9,971	11,581
Input value-added tax, net	1,019	1,947
Long-term casino accounts receivables, net of allowances for credit losses of $14,966 and $14,989	—	—

Long-term prepayments, deposits and other assets	$159,697	$177,142

During the years ended December 31, 2022, 2021 and 2020, provisions for input value-added tax expected to be non-recoverable
from the tax authority in the Philippines for City of Dreams Manila amounting to $
5,714, $3,023 and $5,786, respectively, were recognized in the accompanying consolidated statements of operations.
Long-term casino accounts receivables, net represent receivables from casino customers where settlements are not expected within the next year. Reclassifications to current accounts receivable, net, are made when settlement of such balances are expected to occur within one year.